Investment Strategy - Global X Funds - Global X NYSE 100 ETF	Mar. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the NYSE® 100 Index (the “Underlying Index”). Securities of the Underlying Index may include common stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts (“GDRs”), and preferred securities with equity-like characteristics such as those of common stocks. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of 100 technology and tech-enabled growth companies that are listed on the New York Stock Exchange, NASDAQ, NYSE American, Cboe BZX or NYSE Arca and are classified within eligible sectors or sub-industries as determined by ICE Data Indices, LLC (the "Index Provider"). To be considered for inclusion in the Underlying Index, companies must be classified by the ICE Uniform Sector Classification schema as being within the Technology sector or one of the following sub-industries of the Consumer Discretionary, Financials, Media & Communications, or Industrials sectors: Car & Light Truck Manufacturers, Consumer Electronics, Online & Direct Retail, Specialized Consumer Services, Travel Services, Payment Processing, Audio Content, Social Media, Search & Online Marketing, Video Content, Video Games, and Space & Satellite Equipment.

Additionally, to be considered for inclusion in the Underlying Index, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Provider. As of March 2, 2026, companies other than those newly listed (as described below) must have a minimum market capitalization of $1 billion and an average daily traded value for the last 3 months greater than or equal to $5 million.

Qualifying companies will be determined by ranking based on the four following factors: full company market capitalization, average daily traded value for the last three months (or available trading period for securities with less than three months of trading history), price-to-sales ratio, and one-year net sales growth. If any of the data needed to calculate these factors is unavailable for a company, that company is excluded from the Underlying Index.

Except for companies classified to the ‘Car & Light Truck Manufacturers’ sub-industry, a combined rank is calculated for each company as the weighted average of its ranks across the four factors. A company’s full company market capitalization and average daily traded value rankings will each receive a 35% weight, while its price-to-sales ratio and its one-year net sales growth rankings will each receive a 15% weight. For companies classified in the Car & Light Truck Manufacturers sub-industry, the keyword "electric" must be in their business description. The combined rank of eligible companies in the Car & Light Truck Manufacturers sub-industry is calculated as the weighted average rank across the four factors, with its rankings based on its full company market capitalization and its average daily traded value each receiving 25% weights, its ranking based on its price-to-sales ratio receiving a 40% weight, and its ranking based on its one-year net sales growth receiving a 10% weight. If two or more companies have a tie in their combined rank, the company with the higher market capitalization receives a higher ranking. All eligible securities issued by the top 100 companies based on the combined rank are selected for inclusion in the Underlying Index.

The Underlying Index is reconstituted and re-weighted on a quarterly basis; however, large companies newly listed via an initial public offering (“IPO”), direct listings, spin-offs, or transfers from an ex-U.S. exchange or over-the-counter ("OTC") market that meet the Index Provider’s criteria may be added on a “fast entry” basis between scheduled quarterly reconstitutions. Newly listed companies are companies that may have a trading history on exchanges in other countries, may have been traded OTC, or may have been spun-off of a publicly-traded company, but have no trading history on a traditional U.S. stock exchange. Newly listed companies may include direct listings or IPOs. Newly listed companies will be assessed for inclusion as of the 5th business day following the listing. If as of that date, the company has a minimum company-level, non-float adjusted market capitalization of $10 billion or greater; has an average daily traded value of $5 million or greater (calculated using the available trading period for securities with less than 3 months of trading history); and is classified within the Technology sector or a sub-industry listed above, then a full ranking of the current constituents of the Underlying Index along with the newly listed security is performed. If the newly listed company ranks within the top 50 based on this combined ranking score, it will be added to the Underlying Index as a fast entry addition as of the close of the 9th business day following the listing. The Underlying Index is weighted according to a “modified” float-adjusted market capitalization weighting methodology. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each reconstitution the maximum weight of a security is capped at 20%. Subsequently, the aggregate weight of all issuers with a weight greater than 4.5% is capped at 45% at each reconstitution, with any excess redistributed among the remaining constituents on a pro-rata basis and subject to the 20% cap. Additionally, securities with a weight lower than or equal to 4.5% are capped at the lesser of 4.5% or the lowest weight of securities to which excess was redistributed under the previous step, with any excess under this step redistributed among the remaining constituents on a pro-rata basis and subject to the 20% cap and the caps imposed in the previous step. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created, maintained, and administered by the Index Provider. Any determinations related to the constituents of the Underlying Index are ultimately made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.
The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of March 2, 2026, the Underlying Index was concentrated in the semiconductor and semiconductor equipment industry and had significant exposure to the information technology sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the NYSE® 100 Index (the “Underlying Index”). Securities of the Underlying Index may include common stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts (“GDRs”), and preferred securities with equity-like characteristics such as those of common stocks. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of March 2, 2026, the Underlying Index was concentrated in the semiconductor and semiconductor equipment industry and had significant exposure to the information technology sector.